Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2013

Collection Period Start	1-Feb-13	Distribution Date	15-Mar-13
Collection Period End	28-Feb-13	30/360 Days	30
Beg. of Interest Period	15-Feb-13	Actual/360 Days	28
End of Interest Period	15-Mar-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	845,719,972.68	831,449,494.49	0.9201356
Total Securities		903,616,273.65	845,719,972.68	831,449,494.49	0.9201356
Class A-1 Notes	0.250000%	107,000,000.00	49,103,699.03	34,833,220.84	0.3255441
Class A-2a Notes	0.450000%	143,000,000.00	143,000,000.00	143,000,000.00	1.0000000
Class A-2b Notes	0.301200%	196,000,000.00	196,000,000.00	196,000,000.00	1.0000000
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	14,270,478.19	9,547.94	133.3689550	0.0892331
Class A-2a Notes	0.00	53,625.00	0.0000000	0.3750000
Class A-2b Notes	0.00	45,916.27	0.0000000	0.2342667
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	14,270,478.19	268,022.54

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,569,027.46
Monthly Interest				3,566,733.88
Total Monthly Payments				14,135,761.34

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				538,354.77
Aggregate Sales Proceeds Advance				335,624.40
Total Advances				873,979.17

Vehicle Disposition Proceeds:
Reallocation Payments				472,909.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,855,660.88
Excess Wear and Tear and Excess Mileage				1,207.86
Remaining Payoffs				0.00
Net Insurance Proceeds				553,213.74
Residual Value Surplus				11,175.64
Total Collections				19,903,907.63

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	310,557.00			16
Involuntary Repossession	111,875.00			5
Voluntary Repossession	50,477.00			3
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		544,449.30		25
Customer Payoff			45,682.03	1
Grounding Dealer Payoff			2,517,035.69	104
Dealer Purchase			1,256,448.89	45
Total	472,909.00	544,449.30	3,819,166.61	199

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,241	967,889,779.13	7.00000%	845,719,972.68
Total Depreciation Received		(12,009,487.38)		(9,453,970.98)
Principal Amount of Gross Losses	(49)	(1,168,081.12)		(1,021,386.47)
Repurchase / Reallocation	-	-		-
Early Terminations	(13)	(313,738.12)		(281,826.38)
Scheduled Terminations	(159)	(3,939,970.87)		(3,513,294.36)
Pool Balance - End of Period	39,020	950,458,501.64		831,449,494.49

Remaining Pool Balance
Lease Payment				298,827,196.09
Residual Value				532,622,298.40
Total				831,449,494.49

III. DISTRIBUTIONS

Total Collections					19,903,907.63
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					19,903,907.63

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					395,726.22
3. Reimbursement of Sales Proceeds Advance					217,154.73
4. Servicing Fee:
Servicing Fee Due					704,766.64
Servicing Fee Paid					704,766.64
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,317,647.59

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					9,547.94

Class A-1 Notes Monthly Interest Paid					9,547.94
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					53,625.00

Class A-2 Notes Monthly Interest Paid					53,625.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					45,916.27

Class A-2 Notes Monthly Interest Paid					45,916.27
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	268,022.54
Total Note and Certificate Monthly Interest Paid	268,022.54
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	18,318,237.50

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	14,270,478.19

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	14,270,478.19
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,047,759.31

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,047,759.31
Gross Reserve Account Balance		17,602,003.41
Remaining Available Collections Released to Seller		4,047,759.31
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		22.45
Monthly Prepayment Speed		57%
Lifetime Prepayment Speed		63%

	$	units
Recoveries of Defaulted and Casualty Receivables	715,859.71
Securitization Value of Defaulted Receivables and Casualty Receivables	1,021,386.47	49
Aggregate Defaulted and Casualty Gain (Loss)	(305,526.76)
Pool Balance at Beginning of Collection Period	845,719,972.68
Net Loss Ratio	-0.0361%

Cumulative Net Losses for all Periods	0.0673%	607,881.85

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,578,420.91	224
61-90 Days Delinquent	525,390.21	26
91-120+ Days Delinquent	279,927.23	15
Total Delinquent Receivables:	5,383,738.35	265
60+ Days Delinquencies as Percentage of Receivables	0.10%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	310,557.00	16
Securitization Value	335,106.26
Aggregate Residual Gain (Loss)	(24,549.26)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,090,823.08	58
Cumulative Securitization Value	1,231,089.01
Cumulative Residual Gain (Loss)	(140,265.93)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		296,220.93
Reimbursement of Outstanding Advance		217,154.73
Additional Advances for current period		335,624.40
Ending Balance of Residual Advance		414,690.60

Beginning Balance of Payment Advance		1,108,582.03
Reimbursement of Outstanding Payment Advance		395,726.22
Additional Payment Advances for current period		538,354.77
Ending Balance of Payment Advance		1,251,210.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No